UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31, 2005

Date of reporting period:	May 31, 2005

GOLDMAN SACHS BALANCED FUND

Statement of Investments

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 53.6%
Biotechnology — 0.6%
20,970	Amgen, Inc.*	$1,312,302

Brokers — 0.9%
5,400	Lehman Brothers Holdings, Inc.	497,880
8,050	Merrill Lynch & Co., Inc.	436,793
24,780	Morgan Stanley	1,213,229

		2,147,902

Chemical — 0.8%
2,710	3M Co.	207,721
15,938	Rohm & Haas Co.	743,508
20,992	The Dow Chemical Co.	950,728

		1,901,957

Computer Hardware — 2.0%
10,093	CDW Corp.	587,211
89,530	Cisco Systems, Inc.*	1,735,091
51,650	Dell, Inc.*	2,060,319
14,500	Hewlett-Packard Co.	326,395

		4,709,016

Computer Software — 2.7%
56,091	Activision, Inc.*	883,989
20,190	Electronic Arts, Inc.*	1,060,783
3,000	International Business Machines Corp.	226,650
147,085	Microsoft Corp.	3,794,793
23,558	Oracle Corp.*	302,013

		6,268,228

Consumer Durables — 0.3%
22,657	Masco Corp.	725,477

Defense/Aerospace — 0.5%
10,561	General Dynamics Corp.	1,140,377

Drugs & Medicine — 1.3%
8,650	Eli Lilly & Co.	504,295
55,560	Pfizer, Inc.	1,550,124
21,040	Wyeth	912,505

		2,966,924

Electrical Utilities — 2.5%
12,850	Ameren Corp.	701,353
4,800	Cinergy Corp.	197,904
13,537	Dominion Resources, Inc.	951,787
16,198	Entergy Corp.	1,163,502
20,431	Exelon Corp.	957,192
12,217	FirstEnergy Corp.	541,213
21,393	PPL Corp.	1,230,312

		5,743,263

Energy Resources — 4.2%
30,997	Burlington Resources, Inc.	1,570,928
11,960	Canadian Natural Resources Ltd.	348,873
47,107	ChevronTexaco Corp.	2,533,415
6,867	ConocoPhillips	740,537
73,787	Exxon Mobil Corp.	4,146,829

Shares	Description	Value
Common Stocks — (continued)
Energy Resources — (continued)
6,070	Suncor Energy, Inc.	$239,097

		9,579,679

Environmental & Other Services — 0.3%
25,007	Waste Management, Inc.	737,456

Financial Technology — 0.7%
43,665	First Data Corp.	1,651,847

Food & Beverage — 2.0%
6,314	General Mills, Inc.	312,543
18,442	Kraft Foods, Inc.	598,258
34,810	PepsiCo, Inc.	1,959,803
9,600	The Coca-Cola Co.	428,448
4,700	Unilever NV	312,738
14,070	Wm. Wrigley Jr. Co.	960,559

		4,572,349

Home Products — 1.5%
38,202	Avon Products, Inc.	1,518,147
4,990	The Clorox Co.	291,466
30,966	The Procter & Gamble Co.	1,707,775

		3,517,388

Hotel & Leisure — 1.9%
5,260	Carnival Corp.	278,254
52,260	Cendant Corp.	1,108,435
15,780	GTECH Holdings Corp.	445,627
14,110	Harrah’s Entertainment, Inc.	1,013,239
12,440	Marriott International, Inc.	840,198
10,950	Starwood Hotels & Resorts Worldwide, Inc. Class B	612,871

		4,298,624

Information Services — 0.4%
20,180	Moody’s Corp.	873,189

Internet & Online — 0.8%
4,880	Google, Inc.*	1,358,592
12,160	Yahoo!, Inc.*	452,352

		1,810,944

Large Banks — 3.7%
52,871	Bank of America Corp.	2,448,985
72,726	Citigroup, Inc.	3,426,122
75,063	J.P. Morgan Chase & Co.	2,683,502

		8,558,609

Media — 3.7%
4,956	Clear Channel Communications, Inc.	144,864
23,630	Lamar Advertising Co.*	988,207
31,460	Liberty Media Corp. *	326,869
21,868	News Corp.	352,731
13,580	The E.W. Scripps Co.	693,938
35,618	The Walt Disney Co.	977,358
131,015	Time Warner, Inc.*	2,279,661
24,660	Univision Communications, Inc.*	656,203
7,780	Valassis Communications, Inc.*	269,888
48,623	Viacom, Inc. Class B	1,667,283

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
13,330	Westwood One, Inc.	$264,600

		8,621,602

Medical Products — 1.3%
23,346	Baxter International, Inc.	861,467
21,200	Medtronic, Inc.	1,139,500
5,950	St. Jude Medical, Inc.*	238,714
11,790	Stryker Corp.	573,583
2,970	Zimmer Holdings, Inc.*	227,443

		3,040,707

Motor Vehicle — 0.3%
12,163	Autoliv, Inc.	564,485

Oil Well Services & Equipment — 0.5%
7,200	Baker Hughes, Inc.	332,568
6,000	BJ Services Co.	302,100
6,520	Schlumberger Ltd.	445,772

		1,080,440

Paper & Packaging — 0.4%
35,988	Packaging Corp. of America	785,978

Parts & Equipment — 2.6%
10,500	American Standard Companies, Inc.	449,400
67,062	General Electric Co.	2,446,422
64,124	Tyco International Ltd.	1,855,107
11,860	United Technologies Corp.	1,265,462

		6,016,391

Pharmacy Benefit Manager — 0.8%
27,040	Caremark Rx, Inc.*	1,207,606
13,420	Medco Health Solutions, Inc.*	671,000

		1,878,606

Property Insurance — 1.7%
13,858	PartnerRe Ltd.	915,598
12,045	RenaissanceRe Holdings Ltd. Series B	567,319
15,400	The Allstate Corp.	896,280
27,313	Willis Group Holdings Ltd.	936,017
7,339	XL Capital Ltd.	552,480

		3,867,694

Publishing — 1.1%
7,960	Gannett Co., Inc.	592,701
46,030	The McGraw-Hill Companies, Inc.	2,009,670

		2,602,371

Regional Banks — 0.8%
33,056	KeyCorp	1,082,915
14,637	PNC Financial Services Group	799,912

		1,882,827

Shares	Description	Value
Common Stocks — (continued)
REITs — 1.4%
16,087	Apartment Investment & Management Co.	$596,828
14,419	Developers Diversified Realty Corp.	657,507
35,837	iStar Financial, Inc.	1,501,570
16,087	Plum Creek Timber Co., Inc.	563,849

		3,319,754

Retail Apparel — 3.1%
22,080	Family Dollar Stores, Inc.	566,794
14,713	J. C. Penney Co., Inc.	732,119
31,040	Lowe’s Companies, Inc.	1,775,798
19,680	PETCO Animal Supplies, Inc.*	592,171
4,810	Target Corp.	258,297
29,300	The Gap, Inc.	615,300
21,986	The May Department Stores Co.	838,986
38,700	Wal-Mart Stores, Inc.	1,827,801

		7,207,266

Semiconductors/Semiconductor Capital Equipment — 1.8%
18,310	Intel Corp.	493,088
34,770	Linear Technology Corp.	1,302,832
61,030	QUALCOMM, Inc.	2,273,978

		4,069,898

Specialty Financials — 3.6%
17,100	Alliance Capital Management Holding LP	776,340
18,245	American Capital Strategies Ltd.	638,940
18,550	Countrywide Financial Corp.	689,504
26,749	Fannie Mae	1,584,611
35,820	Freddie Mac	2,329,733
57,520	MBNA Corp.	1,213,097
6,538	SLM Corp.	315,589
44,210	The Charles Schwab Corp.	501,341
6,964	Washington Mutual, Inc.	287,613

		8,336,768

Telecommunications — 1.5%
42,200	SBC Communications, Inc.	986,636
63,595	Sprint Corp.	1,506,566
27,253	Verizon Communications, Inc.	964,211

		3,457,413

Thrifts — 0.5%
19,232	Golden West Financial Corp.	1,204,308

Tobacco — 0.5%
16,196	Altria Group, Inc.	1,087,399

Transports — 0.1%
18,049	Southwest Airlines Co.	262,613

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Trust/Processors — 0.2%
19,029	The Bank of New York Co., Inc.	$548,416

Wireless — 0.6%
32,890	American Tower Corp.*	593,335
27,120	Crown Castle International Corp.*	482,194
7,000	Nextel Communications, Inc.*	211,260

		1,286,789

TOTAL COMMON STOCKS		123,637,256

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — 7.1%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
USD	125,001	8.50%	05/15/2011	$132,812
Bombardier Capital, Inc.(a)
	75,000	6.13	06/29/2006	75,469
Bombardier, Inc.(a)
	50,000	6.30	05/01/2014	44,000

				252,281

Airlines — 0.0%
Northwest Airlines, Inc.-Trust Series A
USD	12,300	8.26	03/10/2006	12,054

Automotive — 0.7%
DaimlerChrysler NA Holding Corp. Series D(b)
USD	450,000	3.86	09/10/2007	447,342
Dana Corp.(a)
	475,000	5.85	01/15/2015	403,750
Ford Motor Co.
	100,000	6.63	10/01/2028	81,710
Ford Motor Credit Co.
	200,000	6.88	02/01/2006	202,248
	25,000	5.70	01/15/2010	22,979
General Motors Acceptance Corp.
	200,000	6.75	01/15/2006	201,261
EUR	150,000	4.00	02/09/2006	183,198
	125,000	5.75	02/14/2006	153,607

				1,696,095

Banks — 1.5%
ANZ Capital Trust I(a)(c)
USD	125,000	4.48	01/15/2010	124,133
	300,000	5.36	12/15/2013	306,252
Astoria Financial Corp.
	150,000	5.75	10/15/2012	157,290
Bank United Corp.
	50,000	8.88	05/01/2007	54,079
Chuo Mitsui Trust & Banking(a)(b)(c)
	100,000	5.51	04/15/2015	95,602
Development Bank of Singapore Ltd.(a)(b)
	325,000	5.00	11/15/2019	327,035

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
Greenpoint Bank
	125,000	9.25%	10/01/2010	$152,481
GreenPoint Financial Corp.
	125,000	3.20	06/06/2008	121,986
HBOS Capital Funding LP(a)(b)(c)
	425,000	6.07	06/30/2014	456,388
HSBC Capital Funding LP(a)(b)(c)
	525,000	4.61	06/27/2013	509,155
MIZUHO Financial Group (Cayman)(a)
	175,000	5.79	04/15/2014	183,388
Popular N.A. Capital Trust I
	125,000	6.56	09/15/2034	132,943
Popular North America, Inc.
	150,000	3.88	10/01/2008	147,369
Popular North America, Inc. Series E
	100,000	6.13	10/15/2006	102,791
Sovereign Bancorp, Inc.(b)
	125,000	3.62	08/25/2006	124,964
Sovereign Bank(a)
	222,931	10.20	06/30/2005	223,539
Washington Mutual, Inc.
	100,000	8.25	04/01/2010	115,409

				3,334,804

Chemicals — 0.1%
Lyondell Chemical Co. Series B
USD	25,000	9.88	05/01/2007	25,625
The Lubrizol Corp.
	200,000	4.63	10/01/2009	199,794
	75,000	5.50	10/01/2014	76,975

				302,394

Diversified Manufacturing — 0.2%
Tyco International Group SA
USD	150,000	6.38	06/15/2005	150,126
	400,000	6.38	02/15/2006	406,752

				556,878

Electric — 0.4%
CenterPoint Energy, Inc. Series B
USD	25,000	7.25	09/01/2010	27,481
FirstEnergy Corp. Series C
	260,000	7.38	11/15/2031	315,151
TXU Corp.(a)
USD	575,000	4.80	11/15/2009	560,323
	50,000	6.50	11/15/2024	48,408

				951,363

Energy - Integrated — 0.1%
Amerada Hess Corp.
USD	150,000	7.13	03/15/2033	171,991

Entertainment — 0.0%
Time Warner Entertainment Co. LP
USD	25,000	8.38	03/15/2023	31,804

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Food & Beverage — 0.0%
Tyson Foods, Inc.
USD	50,000	7.25%	10/01/2006	$52,021

Gaming — 0.2%
Caesars Entertainment, Inc.
USD	125,000	8.88	09/15/2008	137,813
	50,000	7.50	09/01/2009	54,625
Harrahs Operating Co., Inc.
	250,000	5.50	07/01/2010	254,407
MGM Mirage, Inc.
	50,000	8.50	09/15/2010	55,125

				501,970

Health Care — 0.0%
HCA, Inc.
USD	50,000	6.95	05/01/2012	52,634

Life Insurance(a) — 0.1%
Prudential Funding LLC
USD	200,000	6.60	05/15/2008	213,324

Media - Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
USD	40,000	8.38	03/15/2013	48,907
	325,000	9.46	11/15/2022	462,696
Comcast Cable Communications, Inc.
	100,000	6.38	01/30/2006	101,497
Cox Communications, Inc.
	325,000	4.63	01/15/2010	323,045
Cox Enterprises, Inc.(a)
	250,000	4.38	05/01/2008	247,994
Lenfest Communications, Inc.
	200,000	8.38	11/01/2005	203,674
Rogers Cable, Inc.
	100,000	5.50	03/15/2014	94,000

				1,481,813

Media - Non Cable — 0.2%
Clear Channel Communications, Inc.
USD	375,000	8.00	11/01/2008	406,050

Noncaptive - Financial — 0.2%
Citigroup, Inc.
USD	275,000	5.00	09/15/2014	280,221
PHH Corp.
	200,000	6.00	03/01/2008	206,380

				486,601

Paper — 0.0%
Weyerhaeuser Co.
USD	75,000	6.00	08/01/2006	76,439

Pipelines — 0.3%
CenterPoint Energy Resources Corp. Series B
USD	75,000	7.88	04/01/2013	88,893
	400,000	5.95	01/15/2014	423,272

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
Enterprise Products Partners LP
	100,000	4.95%	06/01/2010	$100,263

				612,428

Property/Casualty Insurance — 0.7%
ACE INA Holdings, Inc.
USD	150,000	8.30	08/15/2006	157,612
	75,000	5.88	06/15/2014	78,316
ACE Ltd.
	200,000	6.00	04/01/2007	206,490
Arch Capital Group Ltd.
	250,000	7.35	05/01/2034	283,067
CNA Financial Corp.
	65,000	6.75	11/15/2006	67,142
	30,000	6.95	01/15/2018	32,198
	50,000	7.25	11/15/2023	54,050
Liberty Mutual Group(a)
	100,000	5.75	03/15/2014	100,469
	50,000	7.00	03/15/2034	52,423
QBE Insurance Group Ltd.(a)(b)
	225,000	5.65	07/01/2023	229,237
Royal & Sun Alliance Group(b)(c)
GBP	50,000	8.50	12/08/2014	103,457
SAFECO Corp.
USD	150,000	4.20	02/01/2008	149,638

				1,514,099

REITs — 0.4%
iStar Financial, Inc.
USD	50,000	6.50	12/15/2013	52,200
iStar Financial, Inc. Series B
	200,000	5.70	03/01/2014	201,279
Simon Property Group LP
	200,000	6.88	10/27/2005	202,369
	50,000	6.38	11/15/2007	52,397
	150,000	7.00	06/15/2008	160,559
Summit Properties Partnership
	250,000	7.20	08/15/2007	260,123

				928,927

Technology(a) — 0.1%
Computer Associates, Inc.
USD	125,000	4.75	12/01/2009	123,509

Tobacco — 0.1%
Altria Group, Inc.
USD	100,000	6.38	02/01/2006	101,459
	150,000	7.20	02/01/2007	156,431
	25,000	7.00	11/04/2013	27,582
	25,000	7.75	01/15/2027	29,316

				314,788

Wireless Telecommunications — 0.3%
America Movil SA de CV
USD	425,000	4.13	03/01/2009	415,936
	50,000	5.50	03/01/2014	50,119

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — (continued)
America Movil SA de CV
	100,000	6.38%	03/01/2035	$97,131

				563,186

Wirelines Telecommunications — 0.8%
Ameritech Capital Funding
USD	50,000	6.25	05/18/2009	53,185
Deutsche Telekom International Finance BV
	175,000	8.25	06/15/2005	175,284
	125,000	8.75	06/15/2030	170,776
Olivetti Finance NV
EUR	25,000	7.75	01/24/2033	42,577
Qwest Corp.(a)
USD	50,000	9.13	03/15/2012	54,125
SBC Communications, Inc.
	200,000	4.13	09/15/2009	197,623
Sprint Capital Corp.
	275,000	6.13	11/15/2008	290,039
	275,000	6.88	11/15/2028	310,541
Telecom Italia Capital(a)
	100,000	4.00	01/15/2010	97,069
	225,000	4.95	09/30/2014	221,782
TPSA Finance BV(a)
	175,000	7.75	12/10/2008	193,539

				1,806,540

TOTAL CORPORATE BONDS				16,443,993

Emerging Market Debt — 1.6%
Republic of El Salvador
USD	40,000	8.25%	04/10/2032	$42,200
Republic of Guatemala(a)
	80,000	8.13	10/06/2034	84,400
Republic of Poland
PLN	4,670,000	6.00	05/24/2009	1,415,773
Russian Federation(b)
USD	620,000	5.00	03/31/2030	681,194
State of Qatar
	210,000	9.75	06/15/2030	321,825
United Mexican States
MXN	13,900,000	8.00	12/19/2013	1,155,311

TOTAL EMERGING MARKET DEBT				3,700,703

Mortgage-Backed Obligations — 22.8%
Adjustable Rate Federal National Mortgage Association (FNMA)(b) — 0.9%
USD	463,905	4.09%	09/01/2032	$480,035
	739,752	4.38	12/01/2033	742,292
	974,401	4.65	01/01/2035	981,746

				2,204,073

Federal Home Loan Mortgage Corp. (FHLMC) — 2.9%
USD	188,528	8.00	07/01/2015	201,781
	50,114	7.00	12/01/2015	52,541
	165,796	6.50	07/01/2016	172,916

Principal		Interest		Maturity
Amount		Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
	89,293	7.50%		03/01/2027	95,556
	240,513	6.50		12/01/2029	$250,541
	401,590	7.00		04/01/2031	423,564
	611,294	6.50		12/01/2031	635,603
	290,184	7.00		07/01/2032	305,947
	87,719	6.50		12/01/2032	91,152
	2,343,939	6.50		01/01/2033	2,435,834
	712,781	6.50		04/01/2033	740,710
	1,266,898	6.50		04/01/2034	1,314,572

					6,720,717

Federal National Mortgage Association (FNMA) — 11.3%
USD	135,616	7.00		01/01/2016	142,157
	19,041	7.00		02/01/2016	19,959
	41,963	4.50		07/01/2018	41,863
	999,900	4.50		02/01/2019	996,401
	1,018,218	4.50		03/01/2019	1,014,655
	1,064,472	4.50		04/01/2019	1,060,747
	1,762,313	4.50		05/01/2019	1,756,147
	1,571,367	4.50		06/01/2019	1,565,868
	151,536	4.50		07/01/2019	151,005
	872,889	4.50		01/01/2020	869,671
	1,489,726	4.50		02/01/2020	1,484,232
	26,716	4.50		03/01/2020	26,618
	80,752	6.50		12/01/2029	84,154
	134,183	7.00		11/01/2030	141,359
	406,922	7.50		03/01/2031	434,103
	985,061	6.50		07/01/2032	1,024,853
	967,986	6.50		01/01/2033	1,007,715
	1,000,000	5.00	(d)	TBA-15yr	1,011,250
	13,000,000	5.50	(d)	TBA-15yr	13,320,944

					26,153,701

Collateralized Mortgage Obligations (CMOs) — 7.7%
Floater(b) — 0.4%
IMPAC Secured Assets Corp. Series 2004-3, Class 1A4
USD	809,529	3.49		11/25/2034	811,901

Home Equity — 2.7%
Chase Funding Net Interest Margin Note Series 2003-6A(a)
USD	176	5.00		01/27/2035	176
Countrywide Home Equity Loan Trust Series 2002-E, Class A(b)
	519,891	3.35		10/15/2028	520,378
Countrywide Home Equity Loan Trust Series 2003-A, Class A(b)
	1,283,049	3.44		03/15/2029	1,286,855
Countrywide Home Equity Loan Trust Series 2003-D, Class A(b)
	766,180	3.35		06/15/2029	767,329
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(b)
	1,445,913	3.37		02/15/2034	1,448,850

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMOs) — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A(b)
USD	1,281,411	3.33%	02/15/2030	$1,282,012
IMPAC CMB Trust Series 2004-10, Class 2A(b)
	921,278	3.41	03/25/2035	922,282

				$6,227,832

Interest Only(e) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
USD	399,941	5.50	06/25/2033	47,319
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
	2,147,392	0.39	10/25/2033	13,979
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
	39,972	5.50	06/25/2033	2,590
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
	428,403	5.25	07/25/2033	61,935
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
	307,786	0.78	07/25/2033	3,864
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
	311,506	0.60	08/25/2033	3,002
FHLMC Series 2541, Class QI
	50,762	6.00	01/15/2029	563
FHLMC Series 2575, Class IB
	351,707	5.50	08/15/2030	36,140
FNMA Series 2003-46, Class PI
	421,764	5.50	11/25/2027	46,548
GNMA 2002-79, Class IP
	18,761	6.00	06/20/2028	331
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(b)
	286,720	0.68	08/25/2033	3,649
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(b)
	104,817	1.16	07/25/2033	2,101
Washington Mutual Series 2003-AR04, Class X1(b)
	562,902	1.18	01/25/2008	11,378
Washington Mutual Series 2003-AR07, Class X(b)
	1,101,873	0.95	06/25/2008	10,721
Washington Mutual Series 2003-AR12, Class X(b)
	1,169,770	0.50	02/25/2034	7,563

				$251,683

Inverse Floaters(b) — 0.3%
FNMA Series 1993-248, Class SA
USD	307,322	5.44	08/25/2023	301,950

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMOs) — (continued)
Inverse Floaters(b) — (continued)
GNMA Series 2001-48, Class SA
	46,517	16.45%	10/16/2031	$58,201
GNMA Series 2001-51, Class SA
	74,404	19.11	10/16/2031	93,368
GNMA Series 2001-51, Class SB
	93,369	16.45	10/16/2031	110,279
GNMA Series 2001-59, Class SA
	68,433	16.28	11/16/2024	85,851
GNMA Series 2002-13, Class SB
	31,254	23.15	02/16/2032	43,479

				$693,128

Manufactured Housing — 0.2%
Mid-State Trust Series 4, Class A
USD	315,266	8.33	04/01/2030	345,159

Non-Agency CMOs — 2.9%
Asset Securitization Corp. Series 1997-D4, Class A1D
USD	410,885	7.49	04/14/2029	431,694
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(a)(b)
	2,868,733	1.26	03/13/2040	151,692
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
	1,000,000	6.55	01/17/2035	1,051,972
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(a)(b)
	1,900,974	1.88	05/15/2038	117,537
CS First Boston Mortgage Securities Corp. Series 2004-AR2, Class 6A4(b)
	434,891	3.42	03/25/2034	435,151
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
	600,000	7.20	10/15/2032	674,604
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1(b)
	668,305	3.47	11/25/2034	670,151
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(a)(b)
	3,563,802	1.51	02/11/2036	219,429
Sequoia Mortgage Trust Series 2004-12, Class A3(b)
	859,628	3.07	09/20/2034	859,218
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2(b)
	778,841	4.77	06/25/2034	775,324
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
	370,869	4.70	11/25/2033	373,915

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Collateralized Mortgage Obligations (CMOs) — (continued)
Non-Agency CMOs — (continued)
Washington Mutual Series 2005-AR1, Class A2A1(b)
	976,299	3.40%	01/25/2045	$978,652

				$6,739,339

Planned Amortization Class (PAC) CMOs — 0.5%
FHLMC Series 2298, Class PD
USD	116,753	6.50	03/15/2030	117,087
FNMA Series 1993-76, Class PJ
	463,017	6.00	06/25/2008	473,355
FNMA Series 1994-75, Class J
	655,917	7.00	10/25/2023	664,347

				$1,254,789

Sequential Fixed Rate CMOs — 0.6%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
USD	580,224	6.50	03/25/2032	602,037
Federal Home Loan Mortgage Corp. Series 2763, Class ZB
	91,531	4.50	03/15/2019	88,514
FNMA REMIC Trust Series 2002-24, Class AE
	661,500	6.00	04/25/2016	665,858

				$1,356,409

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)				17,680,290

TOTAL MORTGAGE-BACKED OBLIGATIONS				52,758,781

Agency Debentures — 5.3%
Federal Home Loan Bank
USD	500,000	2.88%	02/15/2007	$492,517
	1,000,000	5.38	02/15/2007	1,025,840
	700,000	3.38	02/15/2008	690,792
	1,000,000	4.08	04/26/2010	1,001,004
FHLMC
	1,000,000	3.00	06/30/2009	964,445
	2,300,000	7.00	03/15/2010	2,593,453
	500,000	6.88	09/15/2010	565,943
FNMA
	1,000,000	3.25	07/12/2006	994,567
	1,500,000	7.25	01/15/2010	1,701,010
	1,900,000	7.13	06/15/2010	2,161,448

TOTAL AGENCY DEBENTURES				12,191,019

U.S. Treasury Obligations — 4.3%
U.S. Treasury Notes
	$400,000	4.00%	02/15/2015	$399,062

Principal		Interest		Maturity
Amount		Rate		Date	Value
U.S. Treasury Obligations — (continued)
U.S. Treasury Principal-Only Stripped Securities(f)
USD	1,300,000	0.00	%(g)	02/15/2019	$717,483
	4,400,000	0.00		05/15/2020	2,278,184
	1,000,000	0.00		05/15/2021	493,970
	3,600,000	0.00		08/15/2021	1,757,124
	7,300,000	0.00		11/15/2021	3,519,476
	1,300,000	0.00	(g)	11/15/2022	595,804
	300,000	0.00		11/15/2026	114,804

TOTAL U.S. TREASURY OBLIGATIONS					9,875,907

		Expiration
Description	Units	Date	Value
Warrant* — 0.0%
Hayes Lemmerz International, Inc.
280	06/03/2006		$56

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT— 94.7%			218,607,715

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreements(h) — 9.9%
Joint Repurchase Agreement Account II
$22,800,000	3.07%	06/01/2005	$22,800,000
Maturity Value: $22,801,944

TOTAL INVESTMENTS — 104.6%			$241,407,715

* Non-income producing security.

• The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
EUR	= Euro Currency
GBP	= Great Britain Pound
MXN	= Mexican Peso
PLN	= Polish Zloty
USD	= U.S. Dollar

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 5,464,147, which represents approximately 2.3% of net assets as of May 31, 2005.

(b) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2005.

(c) Perpetual Maturity. Maturity date presented represents the next call date.

(d) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

(e) Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

(f) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(g) A portion of these securities is segragated as collateral for futures contracts.

(h) Joint repurchase agreement was entered into on May 31, 2005.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REITS	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed to be inaccurate by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2005, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $22,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,000,000,000	3.07%	06/01/2005	$1,000,085,278

Barclays Capital PLC	2,000,000,000	3.07	06/01/2005	2,000,170,555

Deutsche Bank Securities, Inc.	1,104,000,000	3.07	06/01/2005	1,104,094,147

Greenwich Capital Markets	400,000,000	3.07	06/01/2005	400,034,111

J.P. Morgan Securities, Inc.	500,000,000	3.07	06/01/2005	500,042,639

Merrill Lynch	600,000,000	3.07	06/01/2005	600,051,167

Morgan Stanley & Co.	1,500,000,000	3.07	06/01/2005	1,500,127,916

UBS Securities LLC	500,000,000	3.06	06/01/2005	500,042,500

Westdeutsche Landesbank AG	900,000,000	3.07	06/01/2005	900,076,750

TOTAL	$8,504,000,000			$8,504,725,063

At May 31, 2005, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% due 03/24/2006; Federal Home Loan Mortgage Association, 0.00% to 10.50%, due 08/01/2005 to 06/01/2035; Federal National Mortgage Association, 3.50% to 10.50%, due 02/01/2006 to 06/01/2035; Government National Mortgage Association, 4.50% to 7.50%, due 05/15/2018 to 12/15/2033 and U.S. Treasury Notes, 3.50% to 4.25% due 05/31/2007 to 11/15/2014.

FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2005, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies as follows:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Loss
Polish Zloty	06/17/2005	$69,996	$68,367	$(1,629)
South African Rand	07/20/2005	809,206	722,667	(86,539)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$879,202	$791,034	$(88,168)

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

British Pound	07/20/2005	106,386	105,153	1,233
Euro Currency	06/30/2005	$346,237	$339,223	$7,014
Mexican Peso	07/15/2005	1,116,826	1,150,148	(33,322)
Polish Zloty	06/17/2005	1,546,571	1,481,289	65,282
South African Rand	07/20/2005	757,033	695,511	61,522

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,873,053	$3,771,324	$101,729

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

FUTURES CONTRACTS — At May 31, 2005 futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Euro Dollar	5	March 2006	$1,200,687	$2,721
Euro Dollar	3	March 2007	719,025	432
Euro Dollar	22	June 2015	5,311,900	(20,837)
Euro Dollar	6	June 2006	1,439,925	92
Euro Dollar	3	June 2007	718,838	1,295
Euro Dollar	70	September 2005	16,846,375	(12,266)
Euro Dollar	(61)	September 2006	(14,630,850)	(18,056)
Euro Dollar	3	September 2007	718,687	4,190
Euro Dollar	46	December 2005	11,053,800	(8,598)
Euro Dollar	(48)	December 2006	(11,506,200)	(4,867)
5 Year U.S. Treasury Notes	(95)	September 2005	(10,332,734)	(25,781)
Deutsche Post Universal Stock	23	September 2005	4,777,531	2,076
EPSI50 Index	(60)	September 2005	(6,795,938)	(34,444)
EPSI50 Index	6	September 2005	679,594	(204)
U.S. Treasury Bond	10	June 2005	1,174,688	32,160
U.S. Treasury Bond	54	September 2005	6,341,625	59,319
S&P500 Index	251	June 2005	14,963,365	(189,845)

			$22,680,318	$(212,613)

SWAP CONTRACTS— At May 31, 2005 the following outstanding swap contracts were open as follows:

				Rate Type
		Notional		Payments	Payments
	Swap	Amount	Termination	made by	received by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain (Loss)

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	$6,300	05/05/2008	floating	4.41%	$26,317

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	15,640	05/05/2008	floating	4.35	48,223

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	4,000	05/06/2008	floating	4.35	12,184

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	3,700	05/12/2008	floating	4.47	20,558

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	4,000	10/14/2008	floating	3.51	(67,561)

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	7,500	04/21/2010	floating	4.29	54,176

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	6,700	05/04/2011	4.53	floating	(64,906)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	2,700	05/05/2011	4.58	floating	(31,356)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	1,700	05/06/2011	4.54	floating	(16,182)

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	1,600	05/10/2011	4.64	floating	(22,081)

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	4,000	04/06/2012	floating	4.74	122,284

	Banc of America			3 month LIBOR
Interest Rate	Securities LLC	5,000	04/19/2012	floating	4.55	92,921

	Banc of America				3 month LIBOR
Interest Rate	Securities LLC	10,000	11/12/2019	5.07	floating	(717,783)

Total						$(543,206)

GOLDMAN SACHS BALANCED FUND

Statement of Investments (continued)

May 31, 2005 (Unaudited)

TAX INFORMATION — At May 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$220,142,053

Gross unrealized gain	22,903,683
Gross unrealized loss	(1,638,021)

Net unrealized security gain	$21,265,662

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as enhanced as described below, were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	During the filing period of this report, the Registrant enhanced its control environment to ensure the increased tracking and filing of class action claims with respect to securities owned by the Funds and the recognition of gain contingencies on the financial statements. See the footnotes to the financial statements from the Semi-Annual Reports dated February 28, 2005 of the CORE Large Cap Growth Fund and Growth and Income Fund regarding related receivables for these Funds. Fund management has discussed these matters with the Registrant’s Audit Committee and auditors.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date August 1, 2005

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date August 1, 2005

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John M. Perlowski, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ JOHN M. PERLOWSKI
          John M. Perlowski
                    Principal Financial Officer

CERTIFICATIONS

I, Kaysie Uniacke, certify that:

1. I have reviewed this report on Form N-Q of Goldman Sachs Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:    August 1, 2005

/s/ KAYSIE UNIACKE
          Kaysie Uniacke
                    Principal Executive Officer